Accounts receivable (Details 1) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Iron Ore [Member]
IfrsStatementLineItems [Line Items]
Thousand metric tons	20,353
Provisional price	94
Variation	10.00%
Effect on revenue	$ 192
Copper [Member]
IfrsStatementLineItems [Line Items]
Thousand metric tons	63
Provisional price	9,483
Variation	10.00%
Effect on revenue	$ 62